Fair value measurement (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value measurement
Gross unrealized gains	¥ 20,017	¥ 23,798	¥ 0
Fair value gains/(losses) in derivatives	¥ (8,736)	¥ 0	¥ 6,926